Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of property, plant and equipment
Balance at the beginning	€ 9,029.6	€ 8,123.4
Balance at the end	9,438.0	9,029.6	€ 8,123.4
Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	8,912.5	8,052.2
Balance at the end	9,269.0	8,912.5	8,052.2
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	52.0	53.2
Balance at the end	77.7	52.0	53.2
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	49.7	7.8
Balance at the end	77.2	49.7	7.8
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	14.8	9.4
Balance at the end	13.6	14.8	9.4
Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	0.6	0.8
Balance at the end	0.5	0.6	0.8
Cost
Reconciliation of property, plant and equipment
Balance at the beginning	12,874.0	11,493.9	10,220.4
Additions in year	1,237.0	1,546.7	1,470.6
Disposals in year	(412.5)	(166.6)	(197.1)
Transfers to assets held for sale	(98.7)
Balance at the end	13,599.8	12,874.0	11,493.9
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	12,629.2	11,303.5	10,045.2
Additions in year	1,160.8	1,485.2	1,452.7
Disposals in year	(412.4)	(159.5)	(194.4)
Transfers to assets held for sale	(98.7)
Balance at the end	13,278.9	12,629.2	11,303.5
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	78.1	82.7	77.8
Additions in year	29.3	2.4	7.6
Disposals in year		(7.0)	(2.7)
Balance at the end	107.4	78.1	82.7
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	87.9	40.7	36.7
Additions in year	39.9	47.2	4.0
Balance at the end	127.8	87.9	40.7
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	74.3	62.7	56.7
Additions in year	6.5	11.7	6.0
Disposals in year	(0.1)	(0.1)
Balance at the end	80.7	74.3	62.7
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	4.5	4.3	4.0
Additions in year	0.5	0.2	0.3
Balance at the end	5.0	4.5	4.3
Depreciation
Reconciliation of property, plant and equipment
Balance at the beginning	3,844.4	3,370.5	3,006.6
Additions in year	689.3	640.5	561.0
Disposals in year	(371.9)	(166.6)	(197.1)
Balance at the end	4,161.8	3,844.4	3,370.5
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	3,716.7	3,251.3	2,898.7
Additions in year	665.0	624.9	547.0
Disposals in year	(371.8)	(159.5)	(194.4)
Balance at the end	4,009.9	3,716.7	3,251.3
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	26.1	29.5	28.6
Additions in year	3.6	3.6	3.6
Disposals in year		(7.0)	(2.7)
Balance at the end	29.7	26.1	29.5
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	38.2	32.9	29.6
Additions in year	12.4	5.3	3.3
Balance at the end	50.6	38.2	32.9
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	59.5	53.3	46.7
Additions in year	7.7	6.3	6.6
Disposals in year	(0.1)	(0.1)
Balance at the end	67.1	59.5	53.3
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	3.9	3.5	3.0
Additions in year	0.6	0.4	0.5
Balance at the end	€ 4.5	€ 3.9	€ 3.5